Schedule of Restricted Share Unit Activity (Details) - Restricted Share Unit Plan [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted share units, balance	26,084,258	7,192,586	253,333
Weighted-average exercise price, balance	$ 0.20	$ 0.17	$ 0.71
Weighted-Average Remaining Contractual Life, ending balance	4 years 8 months 15 days	4 years 11 months 15 days	4 years 8 months 23 days	4 years 5 months 15 days
Number of restricted share units, granted	(0)	26,084,258	6,939,253
Weighted-average exercise price, granted		$ 0.20	$ 0.15
Weighted-Average Remaining Contractual Life, Granted		4 years 11 months 15 days	4 years 9 months 14 days
Number of restricted share units, exercised	0	(7,185,206)	0
Weighted-average exercise price, exercised		$ 0.15
Weighted-Average Remaining Contractual Life, Exercised		3 years 10 months 13 days
Number of restricted share units, forfeited	0	(7,380)
Weighted-average exercise price, forfeited		$ 0.15
Weighted-Average Remaining Contractual Life, Forfeited		3 years 10 months 13 days
Number of restricted share units, exercised	0	7,185,206	0
Number of restricted share units, forfeited	0	7,380
Number of restricted share units, balance	26,084,258	26,084,258	7,192,586	253,333
Weighted-average exercise price, balance	$ 0.20	$ 0.20	$ 0.17	$ 0.71